EMPLOYEE BENEFITS OBLIGATIONS - Narrative (Details) $ in Millions	12 Months Ended
	Mar. 31, 2021 CAD ($) funded_defined_benefit_pension_plan	Mar. 31, 2020 CAD ($)
Disclosure of defined benefit plans [line items]
Number of registered funded defined benefit pension plans | funded_defined_benefit_pension_plan	3
Number of registered funded defined benefit pension plans for employees | funded_defined_benefit_pension_plan	2
Number of registered funded defined benefit pension plans for designated executives | funded_defined_benefit_pension_plan	1
Letters of credit outstanding, amount	$ 68.0	$ 60.6
Post-employment benefits, expense (gain)	$ 38.9	40.0
Weighted average duration of defined benefit obligation, period	19 years
Percentage of reasonably possible increase in actuarial assumption	0.25%
Cost of sales
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)	$ 18.5	15.8
Research and development expenses
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)	5.5	4.3
Selling, general and administrative expenses
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)	10.2	14.3
Finance Expense
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)	6.5	5.6
Capitalized Pension Costs
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)	1.5	3.0
Restructuring, Integration And Acquisition Costs
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)	$ (1.8)	$ 0.0